Schedule of Investments
(unaudited)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(a)
.................. GBP 61 $ 81,846
Total Asset-Backed Securities — 0.0%
(Cost: $ 78,884 ) ................................. 81,846
Shares
Shares
Common Stocks
Building Products — 0.0%
JELD-WEN Holding, Inc.
(b)
............... 35,112 209,619
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(b)
.............. 880 994
Entertainment — 0.0%
TKO Group Holdings, Inc. , Class A ......... 3,563 544,462
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc. .................. 5,929 658,534
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(b)
....................... 42,413 687,515
Metals & Mining — 0.1%
Constellium SE , Class A
(b)
............... 76,922 776,143
Specialized REITs — 0.1%
VICI Properties, Inc. ................... 45,433 1,482,024
Total Common Stocks — 0 .4%
(Cost: $ 5,106,119 ) ............................... 4,359,291
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.1%
(c)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 .... USD 756 768,216
Axon Enterprise, Inc.
6.13% , 03/15/30 ................... 814 821,509
6.25% , 03/15/33 ................... 636 642,543
Bombardier, Inc.
7.50% , 02/01/29 ................... 5 5,128
8.75% , 11/15/30 ................... 1,478 1,558,255
7.25% , 07/01/31 ................... 647 649,201
7.00% , 06/01/32 ................... 1,260 1,254,550
BWX Technologies, Inc., 4.13%, 06/30/28 .... 457 431,577
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32 . 2,757 2,688,323
F-Brasile SpA, Series XR, 7.38%, 08/15/26 ... 1,600 1,596,160
Goat Holdco LLC, 6.75%, 02/01/32 ........ 952 931,761
Spirit AeroSystems, Inc.
9.38% , 11/30/29 ................... 1,228 1,310,002
9.75% , 11/15/30 ................... 1,343 1,482,462
TransDigm, Inc.
6.75% , 08/15/28 ................... 1,310 1,329,131
6.38% , 03/01/29 ................... 3,928 3,968,046
6.88% , 12/15/30 ................... 505 516,007
7.13% , 12/01/31 ................... 1,692 1,740,794
6.63% , 03/01/32 ................... 4,446 4,502,661
6.00% , 01/15/33 ................... 3,413 3,358,861
Triumph Group, Inc., 9.00%, 03/15/28 ...... 1,975 2,076,282
31,631,469
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.1%
(c)
Rand Parent LLC, 8.50%, 02/15/30 ........ USD 624 $ 617,764
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 330 336,366
954,130
Automobile Components — 1.4%
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(d)
............ 1,323 1,295,085
Clarios Global LP
4.38% , 05/15/26
(a)
.................. EUR 560 604,493
8.50% , 05/15/27
(c)
.................. USD 3,305 3,305,774
6.75% , 05/15/28
(c)
.................. 1,076 1,091,157
6.75% , 02/15/30
(c)
.................. 689 695,566
Dana, Inc.
4.25% , 09/01/30 ................... 257 237,190
4.50% , 02/15/32 ................... 392 356,962
Forvia SE, 5.50%, 06/15/31
(a)
........... EUR 126 131,517
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(c)
USD 273 269,836
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 176 163,255
5.25% , 04/30/31 ................... 39 35,180
5.63% , 04/30/33 ................... 248 221,522
Icahn Enterprises LP
5.25% , 05/15/27 ................... 2,350 2,234,171
9.75% , 01/15/29 ................... 570 566,590
4.38% , 02/01/29 ................... 475 395,743
10.00% , 11/15/29
(c)
................. 957 950,298
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash or
9.50% PIK), 05/15/28
(a) (d) (e)
............ EUR 100 112,861
Mahle GmbH
(a)
2.38% , 05/14/28 ................... 100 97,009
6.50% , 05/02/31 ................... 100 106,729
Schaeffler AG, 4.25%, 04/01/28
(a)
......... 100 107,860
Tenneco, Inc., 8.00%, 11/17/28
(c)
......... USD 1,139 1,086,314
14,065,112
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(c)
................. 361 326,408
10.38% , 03/31/29
(a)
................. GBP 100 120,236
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(c)
.... USD 1,500 1,424,757
RCI Banque SA
(a)(d)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................. EUR 100 112,520
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. 100 107,954
2,091,875
Banks — 1.5%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (d)
100 107,670
Banco Bilbao Vizcaya Argentaria SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.25%), 7.75%
(d) (f)
........... USD 200 195,770
Banco Espirito Santo SA
(a)(b)(g)
2.63% , 05/08/17 ................... EUR 100 22,707
4.75% , 01/15/18 ................... 100 22,707
4.00% , 01/21/25 ................... 100 22,708
Bankinter SA, (5-Year EURIBOR ICE Swap Rate
+ 4.71%), 7.38%
(a) (d) (f)
............... 200 226,969
Barclays plc
(d)(f)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 940 846,985
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... 390 402,076
(USISSO05 + 5.78%), 9.63% .......... 2,240 2,456,946
(USISSO05 + 3.69%), 7.63% .......... 600 586,767

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
CaixaBank SA
(a)(d)(f)
(5-Year EUR Swap Annual + 4.50%), 5.25% EUR 200 $ 217,594
(5-Year EURIBOR ICE Swap Rate + 3.94%),
6.25% ........................ 200 215,719
Citigroup, Inc.
(d)(f)
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63% ........................ USD 422 439,033
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ 1,885 1,927,769
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 1,130 1,117,373
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 735 732,882
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 450 466,544
Commerzbank AG
(a)(d)(f)
(5-Year EUR Swap Annual + 6.36%), 6.13% EUR 200 217,882
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ........................ 200 235,130
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (d) (f)
............ 100 104,176
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a) (d) (f)
..................... 250 270,999
5.15% , 06/10/30
(a)
.................. GBP 150 186,994
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(c) (d)
.................... USD 320 287,107
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(c) (d)
.................... 235 188,961
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (d)
EUR 125 142,599
NatWest Group plc
(d)(f)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.29%), 7.50% ..... GBP 200 251,396
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.75%), 8.13% .... USD 565 593,181
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.66%), 6.30%
(c) (d) (f)
................ 507 488,730
Societe Generale SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.79%), 8.13%
(c) (d) (f)
................ 450 448,272
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(d)
..... 1,055 1,060,333
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85%
(d) (f)
................. 456 473,196
14,957,175
Biotechnology — 0.1%
Grifols SA
(a)
2.25% , 11/15/27 ................... EUR 697 723,142
7.13% , 05/01/30 ................... 100 111,798
834,940
Broadline Retail — 0.3%
ANGI Group LLC, 3.88%, 08/15/28
(c)
....... USD 282 255,903
B&M European Value Retail SA, 6.50%,
11/27/31
(a)
...................... GBP 100 125,989
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Match Group Holdings II LLC
(c)
4.63% , 06/01/28 ................... USD 231 $ 221,663
3.63% , 10/01/31 ................... 135 116,346
Rakuten Group, Inc.
(c)
11.25% , 02/15/27 .................. 521 564,438
9.75% , 04/15/29 ................... 1,632 1,771,893
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.25%), 8.13%
(d) (f)
... 268 264,640
3,320,872
Building Products — 2.2%
Builders FirstSource, Inc., 6.38%, 03/01/34
(c)
.. 530 525,924
EMRLD Borrower LP
6.38% , 12/15/30
(a)
.................. EUR 100 111,266
6.38% , 12/15/30
(c)
.................. 370 411,683
6.63% , 12/15/30
(c)
.................. USD 4,939 4,941,189
6.75% , 07/15/31
(c)
.................. 2,194 2,208,265
JELD-WEN, Inc., 7.00%, 09/01/32
(c)
....... 1,201 1,065,479
New Enterprise Stone & Lime Co., Inc.
(c)
5.25% , 07/15/28 ................... 181 174,944
9.75% , 07/15/28 ................... 491 493,585
PCF GmbH, 4.75%, 04/15/29
(a)
.......... EUR 101 93,256
Quikrete Holdings, Inc.
(c)
6.38% , 03/01/32 ................... USD 3,842 3,866,397
6.75% , 03/01/33 ................... 1,121 1,115,899
Smyrna Ready Mix Concrete LLC
(c)
6.00% , 11/01/28 ................... 1,363 1,322,468
8.88% , 11/15/31 ................... 2,185 2,263,739
Standard Building Solutions, Inc., 6.50%,
08/15/32
(c)
...................... 1,737 1,736,484
Standard Industries, Inc.
2.25% , 11/21/26
(a)
.................. EUR 200 210,042
4.75% , 01/15/28
(c)
.................. USD 3 2,904
4.38% , 07/15/30
(c)
.................. 776 716,061
3.38% , 01/15/31
(c)
.................. 416 361,698
Wilsonart LLC, 11.00%, 08/15/32
(c)
........ 929 852,400
22,473,683
Capital Markets — 2.1%
Apollo Debt Solutions BDC
6.90% , 04/13/29 ................... 225 233,455
6.70% , 07/29/31 ................... 395 407,540
6.55% , 03/15/32
(c)
.................. 290 293,839
Ares Capital Corp., 5.80%, 03/08/32 ....... 215 213,709
Ares Strategic Income Fund
(c)
5.70% , 03/15/28 ................... 431 431,010
5.60% , 02/15/30 ................... 833 821,038
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 165 162,165
Blackstone Private Credit Fund
(c)
6.25% , 01/25/31 ................... 155 157,586
6.00% , 11/22/34 ................... 1,920 1,847,060
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 253 265,203
Blue Owl Credit Income Corp.
7.75% , 09/16/27 ................... 416 434,177
6.60% , 09/15/29
(c)
.................. 96 97,551
6.65% , 03/15/31 ................... 650 662,929
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 144 145,958
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(d)
............ 1,540 1,467,363
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................. 403 380,174

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Deutsche Bank AG
(a)(d)(f)
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50% ........................ EUR 200 $ 207,346
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13% ........................ 200 213,016
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ........................ 200 218,695
Focus Financial Partners LLC, 6.75%, 09/15/31
(c)
USD 798 786,969
Goldman Sachs Group, Inc. (The)
(d)(f)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 1,020 1,032,747
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 2,224 2,175,340
Golub Capital Private Credit Fund, 5.88%,
05/01/30
(c)
...................... 286 283,186
HAT Holdings I LLC
(c)
3.38% , 06/15/26 ................... 384 372,468
8.00% , 06/15/27 ................... 493 510,368
HPS Corporate Lending Fund, 6.75%, 01/30/29
(c)
162 166,876
Julius Baer Group Ltd., (5-Year EUR Swap
Annual + 3.85%), 6.63%
(a) (d) (f)
.......... EUR 200 221,182
Sixth Street Lending Partners, 6.13%, 07/15/30
(c)
USD 257 258,665
State Street Corp., Series I, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.61%), 6.70%
(d) (f)
................. 295 302,454
UBS Group AG
(c)(d)(f)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25% .... 1,095 1,189,214
(USISSO05 + 3.63%), 6.85% .......... 605 601,487
(USISSO05 + 3.08%), 7.00% .......... 745 733,699
(USISSO05 + 4.16%), 7.75% .......... 2,061 2,144,368
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% .... 1,240 1,415,090
(USISSO05 + 3.18%), 7.13% .......... 850 836,074
21,690,001
Chemicals — 2.6%
Avient Corp., 6.25%, 11/01/31
(c)
.......... 451 446,756
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(c)
................. 444 457,912
Axalta Coating Systems LLC, 3.38%, 02/15/29
(c)
512 468,244
Celanese US Holdings LLC
6.50% , 04/15/30 ................... 534 530,146
6.75% , 04/15/33 ................... 527 511,581
Chemours Co. (The)
5.38% , 05/15/27 ................... 863 841,868
5.75% , 11/15/28
(c)
.................. 1,127 1,039,478
4.63% , 11/15/29
(c)
.................. 196 167,297
8.00% , 01/15/33
(c)
.................. 548 512,425
Element Solutions, Inc., 3.88%, 09/01/28
(c)
... 3,409 3,209,738
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(a)
...................... EUR 100 108,141
HB Fuller Co., 4.25%, 10/15/28 .......... USD 185 175,447
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.... 851 765,533
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
..... 483 480,084
INEOS Finance plc, 6.38%, 04/15/29
(a)
...... EUR 100 110,698
INEOS Quattro Finance 2 plc
(a)
8.50% , 03/15/29 ................... 100 113,348
6.75% , 04/15/30 ................... 100 107,939
Ingevity Corp., 3.88%, 11/01/28
(c)
......... USD 132 123,204
Itelyum Regeneration Spa, 5.75%, 04/15/30
(a)
. EUR 100 107,319
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(c) (e)
............ USD 681 582,362
Kronos International, Inc., 9.50%, 03/15/29
(a)
.. EUR 100 116,761
Lune Holdings SARL, 5.63%, 11/15/28
(a)
..... 100 80,557
Security
Par (000)
Par (000) Value
Chemicals (continued)
Mativ Holdings, Inc., 8.00%, 10/01/29
(c)
..... USD 384 $ 330,962
Methanex US Operations, Inc., 6.25%, 03/15/32
(c)
588 572,733
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
. 388 373,725
Nobian Finance BV, 3.63%, 07/15/26
(a)
...... EUR 100 107,589
Olympus Water US Holding Corp.
9.75% , 11/15/28
(c)
.................. USD 3,451 3,582,880
5.38% , 10/01/29
(a)
.................. EUR 200 198,455
6.25% , 10/01/29
(c)
.................. USD 404 354,482
7.25% , 06/15/31
(c)
.................. 2,033 1,995,796
SCIL IV LLC, 9.50%, 07/15/28
(a)
.......... EUR 100 113,396
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................... USD 222 206,985
4.00% , 04/01/31 ................... 325 285,088
4.38% , 02/01/32 ................... 533 468,319
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
...................... 1,613 1,512,864
Synthomer plc, 7.38%, 05/02/29
(a)
......... EUR 100 108,941
WR Grace Holdings LLC
(c)
4.88% , 06/15/27 ................... USD 419 404,674
5.63% , 08/15/29 ................... 4,202 3,616,269
7.38% , 03/01/31 ................... 816 815,297
26,105,293
Commercial Services & Supplies — 3.8%
ADT Security Corp. (The)
(c)
4.13% , 08/01/29 ................... 58 54,454
4.88% , 07/15/32 ................... 327 305,250
Allied Universal Holdco LLC
4.63% , 06/01/28
(c)
.................. 3,987 3,769,567
4.88% , 06/01/28
(a)
.................. GBP 150 182,137
6.00% , 06/01/29
(c)
.................. USD 3,130 2,876,411
7.88% , 02/15/31
(c)
.................. 5,762 5,835,465
Amber Finco plc, 6.63%, 07/15/29
(a)
........ EUR 111 124,747
APi Group DE, Inc.
(c)
4.13% , 07/15/29 ................... USD 453 419,730
4.75% , 10/15/29 ................... 225 210,006
Aramark Services, Inc., 5.00%, 02/01/28
(c)
.... 251 246,428
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR + 2.50%), 4.84%, 05/01/30
(a) (d)
... EUR 100 108,186
Brink's Co. (The)
(c)
6.50% , 06/15/29 ................... USD 408 413,594
6.75% , 06/15/32 ................... 1,100 1,115,292
Deluxe Corp., 8.13%, 09/15/29
(c)
.......... 335 336,955
Garda World Security Corp.
(c)
4.63% , 02/15/27 ................... 508 494,461
7.75% , 02/15/28 ................... 1,771 1,815,001
6.00% , 06/01/29 ................... 259 242,838
8.25% , 08/01/32 ................... 1,426 1,391,688
8.38% , 11/15/32 ................... 2,717 2,671,380
GFL Environmental, Inc.
(c)
4.00% , 08/01/28 ................... 689 654,817
3.50% , 09/01/28 ................... 113 106,770
4.75% , 06/15/29 ................... 342 329,121
4.38% , 08/15/29 ................... 1,081 1,019,649
6.75% , 01/15/31 ................... 1,109 1,143,171
Intrum AB
(a)(b)(g)
3.00% , 09/15/27 ................... EUR 156 133,259
9.25% , 03/15/28 ................... 100 88,937
Madison IAQ LLC
(c)
4.13% , 06/30/28 ................... USD 585 552,092
5.88% , 06/30/29 ................... 1,574 1,487,070
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(c)
...................... 1,020 1,020,801
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(c)
...................... 730 708,877

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Reworld Holding Corp.
4.88% , 12/01/29
(c)
.................. USD 365 $ 339,491
5.00% , 09/01/30 ................... 200 185,261
RR Donnelley & Sons Co., 9.50%, 08/01/29
(c)
.. 1,559 1,544,191
Techem Verwaltungsgesellschaft 675 mbH
5.38% , 07/15/29
(a)
.................. EUR 200 219,329
Veritiv Operating Co., 10.50%, 11/30/30
(c)
.... USD 456 482,824
Waste Pro USA, Inc., 7.00%, 02/01/33
(c)
..... 2,950 2,959,953
Williams Scotsman, Inc.
(c)
6.63% , 06/15/29 ................... 88 89,031
6.63% , 04/15/30 ................... 891 900,524
7.38% , 10/01/31 ................... 1,184 1,219,302
Wrangler Holdco Corp., 6.63%, 04/01/32
(c)
... 1,272 1,295,082
39,093,142
Communications Equipment — 0.3%
(c)
CommScope LLC
4.75% , 09/01/29 ................... 1,684 1,497,159
9.50% , 12/15/31 ................... 1,414 1,456,420
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 430 393,214
3,346,793
Construction & Engineering — 0.6%
Arcosa, Inc.
(c)
4.38% , 04/15/29 ................... 676 633,522
6.88% , 08/15/32 ................... 343 347,738
Brand Industrial Services, Inc., 10.38%,
08/01/30
(c)
...................... 4,296 4,098,393
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
.... 279 260,832
Heathrow Finance plc, 6.63%, 03/01/31
(a)
.... GBP 100 127,945
Pike Corp., 8.63%, 01/31/31
(c)
........... USD 214 225,515
5,693,945
Consumer Finance — 0.9%
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(d)
............ 95 91,926
Azorra Finance Ltd., 7.75%, 04/15/30
(c)
..... 434 427,915
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(c) (d)
.... 239 233,700
GGAM Finance Ltd.
(c)
8.00% , 02/15/27 ................... 768 786,828
8.00% , 06/15/28 ................... 399 418,395
6.88% , 04/15/29 ................... 632 639,518
5.88% , 03/15/30 ................... 560 553,358
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(c)
...................... 881 893,114
Macquarie Airfinance Holdings Ltd.
(c)
8.13% , 03/30/29 ................... 676 709,433
6.50% , 03/26/31 ................... 355 369,666
Navient Corp., 9.38%, 07/25/30 .......... 677 721,203
OneMain Finance Corp.
6.63% , 05/15/29 ................... 854 855,596
5.38% , 11/15/29 ................... 64 60,887
7.88% , 03/15/30 ................... 631 654,015
4.00% , 09/15/30 ................... 471 414,929
7.50% , 05/15/31 ................... 314 319,523
7.13% , 11/15/31 ................... 265 266,575
6.75% , 03/15/32 ................... 825 809,721
Rfna LP, 7.88%, 02/15/30
(c)
............. 200 197,560
SLM Corp., 6.50%, 01/31/30 ............ 176 180,593
9,604,455
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc.
(c)
3.50% , 03/15/29 ................... 611 562,308
4.88% , 02/15/30 ................... 801 765,242
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
6.25% , 03/15/33 ................... USD 665 $ 671,479
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(a)
.. GBP 163 196,594
Bellis Finco plc, 4.00%, 02/16/27
(a)
........ 100 122,076
ELO SACA, 3.25%, 07/23/27
(a)
........... EUR 100 102,615
KeHE Distributors LLC, 9.00%, 02/15/29
(c)
.... USD 439 451,558
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
6.30% , 07/01/29
(a) (d)
............... EUR 200 215,719
Market Bidco Finco plc
(a)
4.75% , 11/04/27 ................... 100 104,756
5.50% , 11/04/27 ................... GBP 100 123,362
Performance Food Group, Inc.
(c)
4.25% , 08/01/29 ................... USD 323 302,049
6.13% , 09/15/32 ................... 1,400 1,391,546
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
. 570 562,873
US Foods, Inc.
(c)
4.75% , 02/15/29 ................... 126 121,440
4.63% , 06/01/30 ................... 42 39,885
7.25% , 01/15/32 ................... 653 678,791
Walgreens Boots Alliance, Inc.
8.13% , 08/15/29 ................... 434 443,155
4.80% , 11/18/44 ................... 290 262,555
7,118,003
Containers & Packaging — 2.4%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(c)
.................. 971 957,490
2.00% , 09/01/28
(a)
.................. EUR 100 97,723
3.25% , 09/01/28
(c)
.................. USD 200 179,253
3.00% , 09/01/29
(a)
.................. EUR 200 180,988
4.00% , 09/01/29
(c)
.................. USD 3,689 3,141,276
Ardagh Packaging Finance plc
2.13% , 08/15/26
(a)
.................. EUR 509 508,416
4.13% , 08/15/26
(c)
.................. USD 1,490 1,368,505
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 ................... 942 947,202
6.88% , 01/15/30 ................... 1,703 1,715,917
8.75% , 04/15/30 ................... 1,448 1,468,482
6.75% , 04/15/32 ................... 2,118 2,132,652
Fiber Midco SpA, 10.00%, 06/15/29
(a)
....... EUR 100 106,508
Graphic Packaging International LLC
3.50% , 03/15/28
(c)
.................. USD 8 7,528
2.63% , 02/01/29
(a)
.................. EUR 200 202,796
Kleopatra Finco SARL, 4.25%, 03/01/26
(a)
.... 100 100,020
LABL, Inc.
(c)
5.88% , 11/01/28 ................... USD 84 66,105
9.50% , 11/01/28 ................... 1,164 984,139
8.63% , 10/01/31 ................... 653 486,485
Mauser Packaging Solutions Holding Co.
(c)
7.88% , 04/15/27 ................... 6,838 6,701,240
9.25% , 04/15/27 ................... 535 504,665
OI European Group BV
6.25% , 05/15/28
(c)
.................. EUR 113 125,394
5.25% , 06/01/29
(a)
.................. 100 108,779
Sealed Air Corp.
(c)
4.00% , 12/01/27 ................... USD 351 337,861
5.00% , 04/15/29 ................... 146 141,798
7.25% , 02/15/31 ................... 60 62,109
6.50% , 07/15/32 ................... 490 495,955
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
. 329 352,861
Trivium Packaging Finance BV
(c)(h)
5.50% , 08/15/26 ................... 1,143 1,125,299
8.50% , 08/15/27 ................... 200 198,973
24,806,419

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Distributors — 0.2%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... USD 72 $ 66,027
Dealer Tire LLC, 8.00%, 02/01/28 ......... 304 296,247
Gates Corp., 6.88%, 07/01/29 ........... 776 789,443
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 124 112,578
6.50% , 07/15/32 ................... 1,049 1,046,493
2,310,788
Diversified Consumer Services — 1.0%
Belron UK Finance plc, 5.75%, 10/15/29
(c)
.... 1,988 1,974,084
Mavis Tire Express Services Topco Corp., 6.50%,
05/15/29
(c)
...................... 244 230,935
Pachelbel Bidco SpA
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.86% , 05/17/31
(d)
................ EUR 100 108,863
7.13% , 05/17/31 ................... 100 114,528
Service Corp. International
3.38% , 08/15/30 ................... USD 305 271,811
4.00% , 05/15/31 ................... 227 205,598
5.75% , 10/15/32 ................... 2,595 2,550,201
Sotheby's
(c)
7.38% , 10/15/27 ................... 1,591 1,531,832
5.88% , 06/01/29 ................... 1,130 992,083
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
..... 1,804 1,846,119
9,826,054
Diversified REITs — 0.6%
(c)
Digital Realty Trust LP, 1.88%, 11/15/29
(i)
.... 223 220,837
Global Net Lease, Inc., 3.75%, 12/15/27 ..... 198 186,356
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 806 744,183
Uniti Group LP, 10.50%, 02/15/28 ......... 4,469 4,747,383
5,898,759
Diversified Telecommunication Services — 5.0%
Altice Financing SA
(c)
5.00% , 01/15/28 ................... 553 414,931
5.75% , 08/15/29 ................... 1,616 1,182,078
Altice France SA
(c)
5.50% , 01/15/28 ................... 503 401,880
5.13% , 01/15/29 ................... 400 314,242
5.13% , 07/15/29 ................... 3,200 2,506,665
5.50% , 10/15/29 ................... 200 158,471
CCO Holdings LLC
(c)
5.38% , 06/01/29 ................... 302 292,216
6.38% , 09/01/29 ................... 1,967 1,961,125
4.75% , 03/01/30 ................... 523 485,052
4.50% , 08/15/30 ................... 334 304,043
4.25% , 02/01/31 ................... 743 658,393
7.38% , 03/01/31 ................... 3,162 3,212,513
4.75% , 02/01/32 ................... 86 76,359
4.50% , 06/01/33 ................... 57 48,612
4.25% , 01/15/34 ................... 3,726 3,064,635
Cellnex Telecom SA, 2.13%, 08/11/30
(a) (i)
..... EUR 100 114,186
Fibercop SpA
(c)
Series 2034 , 6.00% , 09/30/34 .......... USD 984 896,199
7.20% , 07/18/36 ................... 1,168 1,124,737
Frontier Communications Holdings LLC
5.88% , 10/15/27
(c)
.................. 746 745,159
5.00% , 05/01/28
(c)
.................. 1,499 1,478,969
5.88% , 11/01/29 ................... 464 463,795
6.00% , 01/15/30
(c)
.................. 661 662,462
8.75% , 05/15/30
(c)
.................. 3,566 3,756,539
8.63% , 03/15/31
(c)
.................. 930 990,608
Global Switch Finance BV, 1.38%, 10/07/30
(a)
.. EUR 100 101,146
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Iliad Holding SASU
7.00% , 10/15/28
(c)
.................. USD 336 $ 340,077
5.38% , 04/15/30
(a)
.................. EUR 100 108,619
6.88% , 04/15/31
(a)
.................. 100 113,803
8.50% , 04/15/31
(c)
.................. USD 1,721 1,804,919
7.00% , 04/15/32
(c)
.................. 1,366 1,367,806
Iliad SA, 5.63%, 02/15/30
(a)
............. EUR 100 113,711
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(c)
USD 46 43,702
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(a)
. EUR 200 217,329
Level 3 Financing, Inc.
(c)
10.50% , 04/15/29 .................. USD 3,339 3,673,099
4.88% , 06/15/29 ................... 1,892 1,599,424
11.00% , 11/15/29 .................. 2,968 3,307,588
4.50% , 04/01/30 ................... 878 702,158
10.50% , 05/15/30 .................. 1,650 1,767,965
3.88% , 10/15/30 ................... 111 83,783
10.75% , 12/15/30 .................. 1,696 1,874,493
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(a)
. EUR 151 169,890
Lumen Technologies, Inc.
(c)
4.13% , 04/15/30 ................... USD 450 420,013
10.00% , 10/15/32 .................. 576 575,199
RCS & RDS SA, 3.25%, 02/05/28
(a)
........ EUR 100 104,886
Sable International Finance Ltd., 7.13%,
10/15/32
(c)
...................... USD 1,254 1,206,348
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 222 229,926
Virgin Media Secured Finance plc
(a)
4.25% , 01/15/30 ................... GBP 100 112,382
4.13% , 08/15/30 ................... 200 220,915
Windstream Services LLC, 8.25%, 10/01/31
(c)
.. USD 3,878 3,948,219
Zayo Group Holdings, Inc.
(c)
4.00% , 03/01/27 ................... 1,008 918,125
6.13% , 03/01/28 ................... 837 696,173
51,135,567
Electric Utilities — 1.6%
Alpha Generation LLC, 6.75%, 10/15/32
(c)
.... 987 987,641
California Buyer Ltd.
5.63% , 02/15/32
(a)
.................. EUR 100 109,470
6.38% , 02/15/32
(c)
.................. USD 594 575,976
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(a)
.................. EUR 100 107,184
6.75% , 02/28/30
(c)
.................. USD 1,400 1,406,160
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(d)
............ 518 517,126
EDP SA
(a)(d)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................. EUR 100 109,484
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................. 100 108,671
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (d) (f)
................ 100 106,722
FirstEnergy Corp., 4.00%, 05/01/26
(i)
....... USD 1,554 1,574,202
NextEra Energy Capital Holdings, Inc.
(d)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... 476 485,876
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 665 665,716
NRG Energy, Inc.
(c)
5.75% , 07/15/29 ................... 500 490,605
6.00% , 02/01/33 ................... 2,020 1,965,130
6.25% , 11/01/34 ................... 2,112 2,079,073
Pattern Energy Operations LP, 4.50%, 08/15/28
(c)
118 109,783
Public Power Corp. SA, 4.63%, 10/31/31
(a)
... EUR 100 109,344

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southern Co. (The), 4.50%, 06/15/27
(c) (i)
..... USD 483 $ 531,686
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (d) (f)
..................... EUR 100 109,965
Vistra Operations Co. LLC
(c)
7.75% , 10/15/31 ................... USD 1,218 1,275,550
6.88% , 04/15/32 ................... 950 968,255
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(c)
................. 2,313 2,274,571
16,668,190
Electrical Equipment — 0.1%
Nexans SA, 4.25%, 03/11/30
(a)
........... EUR 100 109,085
Sensata Technologies BV, 4.00%, 04/15/29
(c)
.. USD 29 26,654
Vertiv Group Corp., 4.13%, 11/15/28
(c)
...... 1,064 1,012,887
1,148,626
Electronic Equipment, Instruments & Components — 0.5%
(c)
Coherent Corp., 5.00%, 12/15/29 ......... 1,006 959,688
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 412 415,225
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 1,286 1,187,966
3.75% , 02/15/31 ................... 597 521,265
6.63% , 07/15/32 ................... 1,365 1,351,218
Zebra Technologies Corp., 6.50%, 06/01/32 ... 362 366,360
4,801,722
Energy Equipment & Services — 1.7%
Archrock Partners LP
(c)
6.88% , 04/01/27 ................... 160 160,086
6.25% , 04/01/28 ................... 1,016 1,016,779
6.63% , 09/01/32 ................... 1,723 1,729,768
Borr IHC Ltd.
(c)
10.00% , 11/15/28 .................. 340 321,738
10.38% , 11/15/30 .................. 239 221,800
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
. 285 292,055
Enerflex Ltd., 9.00%, 10/15/27
(c)
.......... 211 215,925
Kodiak Gas Services LLC, 7.25%, 02/15/29
(c)
.. 1,262 1,286,422
Nabors Industries Ltd., 7.50%, 01/15/28
(c)
.... 146 134,392
Nabors Industries, Inc., 7.38%, 05/15/27
(c)
.... 1,037 1,022,793
Noble Finance II LLC, 8.00%, 04/15/30
(c)
..... 623 622,634
Oceaneering International, Inc., 6.00%, 02/01/28 171 169,189
Star Holding LLC, 8.75%, 08/01/31
(c)
....... 659 629,900
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
... 283 287,812
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
...................... 266 271,732
Transocean, Inc.
(c)
8.00% , 02/01/27 ................... 1,017 1,013,183
8.25% , 05/15/29 ................... 916 895,367
8.75% , 02/15/30 ................... 708 735,324
8.50% , 05/15/31 ................... 768 746,253
USA Compression Partners LP, 7.13%,
03/15/29
(c)
...................... 1,464 1,488,989
Valaris Ltd., 8.38%, 04/30/30
(c)
........... 1,549 1,550,778
Vallourec SACA, 7.50%, 04/15/32
(c)
........ 971 1,014,549
Weatherford International Ltd., 8.63%, 04/30/30
(c)
1,825 1,853,061
17,680,529
Entertainment — 0.3%
Banijay Entertainment SAS
7.00% , 05/01/29
(a)
.................. EUR 100 112,892
8.13% , 05/01/29
(c)
.................. USD 222 228,119
Cinemark USA, Inc., 7.00%, 08/01/32
(c)
..... 289 291,727
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(c)
...................... 638 591,933
Live Nation Entertainment, Inc.
(c)
4.75% , 10/15/27 ................... 228 222,263
3.75% , 01/15/28 ................... 728 692,704
Security
Par (000)
Par (000) Value
Entertainment (continued)
Odeon Finco plc, 12.75%, 11/01/27
(c)
....... USD 800 $ 836,097
Pinewood Finco plc, 6.00%, 03/27/30
(a)
...... GBP 112 142,622
Playtika Holding Corp., 4.25%, 03/15/29
(c)
.... USD 187 164,615
3,282,972
Financial Services — 2.7%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(d)
..... 934 902,155
Block, Inc.
2.75% , 06/01/26 ................... 100 96,991
3.50% , 06/01/31 ................... 196 172,325
6.50% , 05/15/32
(c)
.................. 4,570 4,616,070
Boost Newco Borrower LLC, 7.50%, 01/15/31
(c)
2,038 2,121,427
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(d)
............ 640 635,832
Freedom Mortgage Holdings LLC
(c)
9.25% , 02/01/29 ................... 422 428,557
9.13% , 05/15/31 ................... 756 760,773
8.38% , 04/01/32 ................... 597 583,329
Global Payments, Inc., 1.50%, 03/01/31
(i)
.... 991 933,522
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(c)
......... 674 666,176
Jefferies Finance LLC
(c)
5.00% , 08/15/28 ................... 665 625,197
6.63% , 10/15/31 ................... 211 208,762
Jerrold Finco plc, 5.25%, 01/15/27
(a)
....... GBP 100 127,625
Midcap Financial Issuer Trust
(c)
6.50% , 05/01/28 ................... USD 932 898,348
5.63% , 01/15/30 ................... 333 301,628
Nationstar Mortgage Holdings, Inc.
(c)
6.00% , 01/15/27 ................... 6 5,997
6.50% , 08/01/29 ................... 1,350 1,368,627
5.13% , 12/15/30 ................... 321 320,177
5.75% , 11/15/31 ................... 377 376,883
7.13% , 02/01/32 ................... 2,278 2,366,308
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a) (d) (f)
................ GBP 200 251,106
NCR Atleos Corp., 9.50%, 04/01/29
(c)
....... USD 229 248,306
Nexi SpA, 0.00%, 02/24/28
(a) (i) (j)
.......... EUR 200 195,247
PennyMac Financial Services, Inc.
(c)
7.88% , 12/15/29 ................... USD 463 481,659
7.13% , 11/15/30 ................... 718 729,463
6.88% , 02/15/33 ................... 570 566,438
ProGroup AG, 5.13%, 04/15/29
(a)
......... EUR 100 106,724
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 ................... USD 148 141,849
3.88% , 03/01/31 ................... 288 257,990
4.00% , 10/15/33 ................... 389 333,684
Shift4 Payments LLC, 6.75%, 08/15/32
(c)
..... 2,179 2,196,303
Stena International SA, 7.25%, 01/15/31
(c)
.... 200 199,907
UWM Holdings LLC, 6.63%, 02/01/30
(c)
..... 1,290 1,279,463
Walker & Dunlop, Inc., 6.63%, 04/01/33
(c)
.... 415 413,962
WEX, Inc., 6.50%, 03/15/33
(c)
........... 1,031 1,019,696
Worldline SA, 0.00%, 07/30/26
(a) (i) (j)
........ EUR 158 166,008
27,104,514
Food Products — 1.3%
B&G Foods, Inc., 8.00%, 09/15/28
(c)
....... USD 233 234,106
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(c) (e)
............. 3,943 4,285,890
Chobani LLC
(c)
4.63% , 11/15/28 ................... 1,918 1,845,511
7.63% , 07/01/29 ................... 2,216 2,276,811

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Darling Global Finance BV, 3.63%, 05/15/26
(a)
. EUR 290 $ 311,291
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
... USD 350 347,879
Fiesta Purchaser, Inc.
(c)
7.88% , 03/01/31 ................... 137 141,448
9.63% , 09/15/32 ................... 235 241,494
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.25%, 12/15/29
(a) (d)
........... EUR 100 108,130
Lamb Weston Holdings, Inc.
(c)
4.88% , 05/15/28 ................... USD 76 74,201
4.13% , 01/31/30 ................... 525 489,034
4.38% , 01/31/32 ................... 88 80,384
Post Holdings, Inc.
(c)
4.50% , 09/15/31 ................... 180 163,024
6.25% , 02/15/32 ................... 660 663,874
6.38% , 03/01/33 ................... 808 794,519
6.25% , 10/15/34 ................... 654 643,904
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
..... 203 188,189
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(a)
EUR 100 111,644
13,001,333
Gas Utilities — 0.1%
(c)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(d)
................. USD 569 561,311
Suburban Propane Partners LP, 5.00%, 06/01/31 183 165,217
726,528
Ground Transportation — 0.4%
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(a)
...................... EUR 161 159,074
Boels Topholding BV, 5.75%, 05/15/30
(a)
..... 107 118,316
Brightline East LLC, 11.00%, 01/31/30
(c)
..... USD 532 468,615
Clue Opco LLC, 9.50%, 10/15/31
(c)
........ 419 419,123
Edge Finco plc, 8.13%, 08/15/31
(a)
........ GBP 140 184,462
EquipmentShare.com, Inc., 8.00%, 03/15/33
(c)
. USD 353 355,445
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(c)
. 1,256 1,255,013
Hertz Corp. (The), 12.63%, 07/15/29
(c)
...... 402 362,997
Kapla Holding SAS
(a)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
6.00% , 07/31/30
(d)
................ EUR 100 108,348
5.00% , 04/30/31 ................... 100 107,846
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a) (d) (f)
............... 100 109,125
Loxam SAS, 6.38%, 05/15/28
(a)
.......... 100 111,537
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a) (d) (f)
..................... GBP 100 123,362
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 7.43%, 04/22/30
(d)
....... EUR 100 109,418
Watco Cos. LLC, 7.13%, 08/01/32
(c)
........ USD 358 359,990
4,352,671
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.
2.63% , 11/01/25
(a)
.................. EUR 200 214,876
3.88% , 07/15/28
(a)
.................. 100 106,983
4.63% , 07/15/28
(c)
.................. USD 1,025 987,885
Bausch + Lomb Corp., 8.38%, 10/01/28
(c)
.... 3,724 3,863,650
Insulet Corp., 6.50%, 04/01/33
(c)
.......... 685 696,274
Medline Borrower LP
(c)
3.88% , 04/01/29 ................... 735 687,029
6.25% , 04/01/29 ................... 289 292,679
5.25% , 10/01/29 ................... 4,038 3,874,757
Neogen Food Safety Corp., 8.63%, 07/20/30
(c)
. 414 435,899
Sotera Health Holdings LLC, 7.38%, 06/01/31
(c)
508 516,449
11,676,481
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(c)
. USD 468 $ 467,539
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
.. 786 729,218
Community Health Systems, Inc.
(c)
5.63% , 03/15/27 ................... 3,014 2,878,132
6.00% , 01/15/29 ................... 1,060 941,972
5.25% , 05/15/30 ................... 2,638 2,176,467
4.75% , 02/15/31 ................... 827 653,724
10.88% , 01/15/32 .................. 2,000 1,970,342
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(c)
...................... 1,033 1,051,084
DaVita, Inc., 6.88%, 09/01/32
(c)
.......... 453 455,541
Encompass Health Corp.
4.75% , 02/01/30 ................... 413 397,336
4.63% , 04/01/31 ................... 229 214,621
Ephios Subco 3 SARL, 7.88%, 01/31/31
(a)
.... EUR 100 115,195
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(c)
USD 567 546,053
HealthEquity, Inc., 4.50%, 10/01/29
(c)
....... 1,451 1,360,152
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 ................... 228 240,563
11.00% , 10/15/30 .................. 2,293 2,492,741
8.38% , 02/15/32 ................... 1,162 1,169,970
10.00% , 06/01/32 .................. 1,326 1,264,885
Molina Healthcare, Inc.
(c)
3.88% , 05/15/32 ................... 258 226,351
6.25% , 01/15/33 ................... 639 628,897
Option Care Health, Inc., 4.38%, 10/31/29
(c)
... 533 497,293
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(c)
...................... 312 294,358
Star Parent, Inc., 9.00%, 10/01/30
(c)
........ 1,477 1,455,813
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(c)
3,132 3,097,182
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 1,909 1,936,273
US Acute Care Solutions LLC, 9.75%, 05/15/29
(c)
698 695,988
27,957,690
Health Care REITs — 0.3%
MPT Operating Partnership LP
7.00% , 02/15/32
(c)
.................. EUR 760 835,818
7.00% , 02/15/32
(a)
.................. 104 114,375
8.50% , 02/15/32
(c)
.................. USD 2,415 2,460,146
3,410,339
Health Care Technology — 0.0%
IQVIA, Inc., 1.75%, 03/15/26
(a)
........... EUR 190 201,338
Hotel & Resort REITs — 0.9%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(c)
...................... USD 565 569,172
Pebblebrook Hotel LP, 6.38%, 10/15/29
(c)
.... 314 310,451
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(i)
... 36 33,642
RHP Hotel Properties LP
(c)
4.50% , 02/15/29 ................... 454 429,501
6.50% , 04/01/32 ................... 2,008 2,004,403
RLJ Lodging Trust LP
(c)
3.75% , 07/01/26 ................... 258 252,243
4.00% , 09/15/29 ................... 217 194,655
Service Properties Trust
8.63% , 11/15/31
(c)
.................. 3,587 3,783,977
8.88% , 06/15/32 ................... 1,195 1,182,590
XHR LP, 6.63%, 05/15/30
(c)
............. 308 302,376
9,063,010
Hotels, Restaurants & Leisure — 5.3%
1011778 BC ULC
(c)
4.38% , 01/15/28 ................... 122 117,325
5.63% , 09/15/29 ................... 500 494,966
4.00% , 10/15/30 ................... 1,049 949,361

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(c)
.................. USD 300 $ 309,531
7.25% , 04/30/30
(a)
.................. EUR 100 113,266
Aramark International Finance SARL, 3.13%,
04/01/25
(a)
...................... 752 813,138
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.49%,
07/18/30
(a) (d)
..................... 100 108,405
Boyne USA, Inc., 4.75%, 05/15/29
(c)
....... USD 747 703,280
Caesars Entertainment, Inc.
(c)
7.00% , 02/15/30 ................... 2,618 2,653,864
6.50% , 02/15/32 ................... 1,788 1,782,202
6.00% , 10/15/32 ................... 504 470,670
Carnival Corp.
(c)
6.00% , 05/01/29 ................... 1,499 1,488,501
6.13% , 02/15/33 ................... 2,594 2,556,205
Churchill Downs, Inc.
(c)
4.75% , 01/15/28 ................... 875 850,059
5.75% , 04/01/30 ................... 1,603 1,567,943
6.75% , 05/01/31 ................... 1,377 1,387,848
Cirsa Finance International SARL, (3-mo.
EURIBOR + 4.50%), 7.11%, 07/31/28
(a) (d)
... EUR 100 109,373
CPUK Finance Ltd., 7.88%, 08/28/29
(a)
...... GBP 100 130,728
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 ................... USD 1,413 1,301,381
6.75% , 01/15/30 ................... 308 266,296
Great Canadian Gaming Corp., 8.75%,
11/15/29
(c)
...................... 1,040 1,044,883
Hilton Domestic Operating Co., Inc.
(c)
4.00% , 05/01/31 ................... 30 27,169
3.63% , 02/15/32 ................... 129 113,067
5.88% , 03/15/33 ................... 1,738 1,720,860
Light & Wonder International, Inc.
(c)
7.25% , 11/15/29 ................... 193 195,642
7.50% , 09/01/31 ................... 811 830,771
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
...................... 207 210,939
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
.. 481 478,184
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
655 499,678
Melco Resorts Finance Ltd.
(c)
4.88% , 06/06/25 ................... 500 498,150
5.63% , 07/17/27 ................... 200 196,000
5.75% , 07/21/28 ................... 200 192,500
5.38% , 12/04/29 ................... 790 726,792
7.63% , 04/17/32 ................... 643 642,084
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(c)
................. 613 579,007
MGM China Holdings Ltd.
(c)
5.25% , 06/18/25 ................... 200 199,500
4.75% , 02/01/27 ................... 200 195,500
7.13% , 06/26/31 ................... 244 249,185
MGM Resorts International, 6.13%, 09/15/29 .. 1,208 1,196,029
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
...................... 220 206,474
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(c)
...................... 511 502,189
Motion Finco SARL, 7.38%, 06/15/30
(a)
...... EUR 100 106,878
NCL Corp. Ltd.
(c)
7.75% , 02/15/29 ................... USD 593 618,034
6.25% , 03/01/30 ................... 391 383,862
6.75% , 02/01/32 ................... 1,522 1,503,436
Pinnacle Bidco plc, 8.25%, 10/11/28
(a)
...... EUR 100 113,334
Premier Entertainment Sub LLC
(c)
5.63% , 09/01/29 ................... USD 214 157,290
5.88% , 09/01/31 ................... 370 245,125
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(c)
...................... USD 476 $ 468,042
Royal Caribbean Cruises Ltd.
(c)
5.63% , 09/30/31 ................... 3,079 3,023,341
6.00% , 02/01/33 ................... 1,883 1,881,826
Sabre GLBL, Inc.
(c)
8.63% , 06/01/27 ................... 651 644,219
10.75% , 11/15/29 .................. 1,297 1,306,438
Scientific Games Holdings LP, 6.63%, 03/01/30
(c)
918 865,759
Six Flags Entertainment Corp.
(c)
7.25% , 05/15/31 ................... 700 702,698
6.63% , 05/01/32 ................... 240 241,985
Station Casinos LLC
(c)
4.50% , 02/15/28 ................... 392 375,462
4.63% , 12/01/31 ................... 638 573,257
6.63% , 03/15/32 ................... 466 462,182
Stonegate Pub Co. Financing plc, 10.75%,
07/31/29
(a)
...................... GBP 100 133,373
TUI AG, 5.88%, 03/15/29
(a)
............. EUR 100 111,647
TUI Cruises GmbH, 5.00%, 05/15/30
(a)
...... 100 108,671
Vail Resorts, Inc., 6.50%, 05/15/32
(c)
....... USD 884 893,796
Viking Cruises Ltd.
(c)
5.88% , 09/15/27 ................... 612 608,903
7.00% , 02/15/29 ................... 123 123,413
9.13% , 07/15/31 ................... 1,439 1,537,041
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
...................... 258 253,649
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
...................... 227 216,800
Wynn Macau Ltd.
(c)
5.50% , 01/15/26 ................... 263 261,383
5.50% , 10/01/27 ................... 200 196,250
5.63% , 08/26/28 ................... 2,991 2,875,099
4.50% , 03/07/29
(i)
.................. 200 201,400
5.13% , 12/15/29 ................... 938 871,167
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 ................... 1,132 1,086,325
7.13% , 02/15/31 ................... 1,867 1,932,084
6.25% , 03/15/33 ................... 564 549,299
54,312,413
Household Durables — 0.8%
Ashton Woods USA LLC
(c)
4.63% , 08/01/29 ................... 208 188,251
4.63% , 04/01/30 ................... 325 293,868
Beazer Homes USA, Inc.
5.88% , 10/15/27 ................... 157 153,938
7.50% , 03/15/31
(c)
.................. 101 97,850
Brookfield Residential Properties, Inc.
(c)
5.00% , 06/15/29 ................... 418 376,887
4.88% , 02/15/30 ................... 566 494,726
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(c)
. 487 444,388
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
. 283 292,486
Empire Communities Corp., 9.75%, 05/01/29
(c)
. 124 125,412
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(c)
...................... 2,337 2,499,686
LGI Homes, Inc.
(c)
8.75% , 12/15/28 ................... 314 327,244
7.00% , 11/15/32 ................... 688 650,642
Mattamy Group Corp., 4.63%, 03/01/30
(c)
.... 262 241,165
Meritage Homes Corp., 1.75%, 05/15/28
(c) (i)
... 1,112 1,086,424
New Home Co., Inc. (The), 9.25%, 10/01/29
(c)
. 545 559,030
Somnigroup International, Inc.
(c)
4.00% , 04/15/29 ................... 338 313,906
3.88% , 10/15/31 ................... 115 100,971
STL Holding Co. LLC, 8.75%, 02/15/29
(c)
..... 290 297,635

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... USD 31 $ 30,599
8,575,108
Household Products — 0.1%
Central Garden & Pet Co.
5.13% , 02/01/28 ................... 20 19,742
4.13% , 10/15/30 ................... 241 219,105
4.13% , 04/30/31
(c)
.................. 142 127,068
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(c)
...................... 153 135,694
Spectrum Brands, Inc., 3.88%, 03/15/31
(c)
.... 46 39,182
540,791
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(d)
............ 744 750,777
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 ................... 233 225,852
3.75% , 01/15/32 ................... 693 593,762
Lightning Power LLC, 7.25%, 08/15/32
(c)
..... 232 238,863
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(c) (d) (f)
..................... 477 489,487
XPLR Infrastructure LP, 2.50%, 06/15/26
(c) (i)
... 728 694,148
2,992,889
Insurance — 5.9%
Alliant Holdings Intermediate LLC
(c)
4.25% , 10/15/27 ................... 2,816 2,717,725
6.75% , 10/15/27 ................... 2,763 2,752,003
5.88% , 11/01/29 ................... 2,174 2,101,247
7.00% , 01/15/31 ................... 2,331 2,338,128
7.38% , 10/01/32 ................... 1,183 1,188,196
AmWINS Group, Inc.
(c)
6.38% , 02/15/29 ................... 339 341,583
4.88% , 06/30/29 ................... 717 675,922
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(c)
575 566,703
Ardonagh Finco Ltd.
6.88% , 02/15/31
(a)
.................. EUR 350 386,024
7.75% , 02/15/31
(c)
.................. USD 3,573 3,639,654
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(c)
3,813 3,881,705
AssuredPartners, Inc., 7.50%, 02/15/32
(c)
.... 926 988,441
Howden UK Refinance plc
(c)
7.25% , 02/15/31 ................... 4,195 4,233,746
8.13% , 02/15/32 ................... 2,305 2,329,175
HUB International Ltd.
(c)
7.25% , 06/15/30 ................... 7,965 8,203,998
7.38% , 01/31/32 ................... 10,585 10,777,467
Jones Deslauriers Insurance Management, Inc.
(c)
8.50% , 03/15/30 ................... 1,828 1,920,352
10.50% , 12/15/30 .................. 880 942,311
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (d) (f)
............... EUR 200 209,707
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(c)
. USD 7,674 7,819,278
Ryan Specialty LLC, 5.88%, 08/01/32
(c)
..... 1,016 1,003,486
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(a)
.. EUR 100 111,001
USI, Inc., 7.50%, 01/15/32
(c)
............ USD 1,124 1,146,679
60,274,531
Interactive Media & Services — 0.2%
Snap, Inc., 6.88%, 03/01/33
(c)
........... 2,025 2,024,847
IT Services — 0.7%
Acuris Finance US, Inc.
(c)
5.00% , 05/01/28 ................... 1,210 1,111,101
9.00% , 08/01/29 ................... 293 283,641
Security
Par (000)
Par (000) Value
IT Services (continued)
Atos SE
(a)(h)
9.00% , 12/18/29 ................... EUR 99 $ 115,424
5.00% , 12/18/30 ................... 126 110,985
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.... USD 1,700 1,669,740
Cablevision Lightpath LLC
(c)
3.88% , 09/15/27 ................... 476 452,013
5.63% , 09/15/28 ................... 855 783,812
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(c)
1,515 1,527,265
ION Trading Technologies SARL, 9.50%,
05/30/29
(c)
...................... 262 262,992
Twilio, Inc.
3.63% , 03/15/29 ................... 334 309,683
3.88% , 03/15/31 ................... 441 397,262
United Group BV, 6.75%, 02/15/31
(a)
....... EUR 100 109,752
7,133,670
Life Sciences Tools & Services — 0.0%
(c)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. USD 81 72,489
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 263 239,152
311,641
Machinery — 1.5%
Amsted Industries, Inc., 6.38%, 03/15/33
(c)
... 361 359,085
ATS Corp., 4.13%, 12/15/28
(c)
........... 188 174,613
Chart Industries, Inc.
(c)
7.50% , 01/01/30 ................... 1,703 1,766,259
9.50% , 01/01/31 ................... 574 612,770
Esab Corp., 6.25%, 04/15/29
(c)
........... 645 654,413
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(c)
...................... 329 258,265
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(c)
...................... 2,351 2,355,366
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(c)
.. 349 358,751
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
145 134,710
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 8.03%, 07/15/29
(a) (d)
.. EUR 100 109,898
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
...................... USD 272 255,348
Terex Corp.
(c)
5.00% , 05/15/29 ................... 855 815,940
6.25% , 10/15/32 ................... 462 448,034
TK Elevator Holdco GmbH
6.63% , 07/15/28
(a)
.................. EUR 450 487,319
7.63% , 07/15/28
(c)
.................. USD 2,197 2,198,865
TK Elevator Midco GmbH, 4.38%, 07/15/27
(a)
.. EUR 472 507,184
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 3,575 3,508,002
Wabash National Corp., 4.50%, 10/15/28
(c)
... 442 397,128
15,401,950
Media — 5.6%
Cable One, Inc.
0.00% , 03/15/26
(i) (j)
................. 185 175,288
1.13% , 03/15/28
(i)
.................. 695 551,670
4.00% , 11/15/30
(c)
.................. 157 124,490
Clear Channel Outdoor Holdings, Inc.
(c)
5.13% , 08/15/27 ................... 1,270 1,227,428
7.75% , 04/15/28 ................... 650 558,702
9.00% , 09/15/28 ................... 1,776 1,824,066
7.50% , 06/01/29 ................... 1,888 1,559,217
7.88% , 04/01/30 ................... 2,038 1,998,146
CMG Media Corp., 8.88%, 06/18/29
(c)
...... 392 338,100
CSC Holdings LLC
(c)
5.50% , 04/15/27 ................... 200 185,163
5.38% , 02/01/28 ................... 1,000 852,830
11.25% , 05/15/28 .................. 1,210 1,169,780
11.75% , 01/31/29 .................. 3,790 3,675,703

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
4.13% , 12/01/30 ................... USD 600 $ 434,482
3.38% , 02/15/31 ................... 1,017 727,536
4.50% , 11/15/31 ................... 400 290,052
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
... 2,515 2,437,150
DISH DBS Corp.
(c)
5.25% , 12/01/26 ................... 1,823 1,673,415
5.75% , 12/01/28 ................... 2,507 2,114,272
DISH Network Corp., 11.75%, 11/15/27
(c)
.... 4,809 5,064,245
EchoStar Corp.
10.75% , 11/30/29 .................. 4,082 4,288,824
6.75% , 11/30/30 ................... 5,496 4,842,599
GCI LLC, 4.75%, 10/15/28
(c)
............ 105 96,797
Gray Media, Inc.
(c)
7.00% , 05/15/27 ................... 462 452,772
10.50% , 07/15/29 .................. 1,470 1,531,520
Lamar Media Corp., 4.00%, 02/15/30 ....... 55 50,939
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
...................... 1,306 1,091,866
Midcontinent Communications, 8.00%, 08/15/32
(c)
945 955,501
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
... 1,922 1,667,624
Outfront Media Capital LLC
(c)
5.00% , 08/15/27 ................... 256 251,609
4.25% , 01/15/29 ................... 977 906,043
4.63% , 03/15/30 ................... 441 403,185
7.38% , 02/15/31 ................... 695 723,854
Radiate Holdco LLC, 4.50%, 09/15/26
(c)
..... 445 380,747
Sinclair Television Group, Inc., 8.13%, 02/15/33
(c)
1,883 1,858,115
Sirius XM Radio LLC
(c)
3.13% , 09/01/26 ................... 423 409,808
5.00% , 08/01/27 ................... 2,075 2,027,356
4.00% , 07/15/28 ................... 223 208,060
Stagwell Global LLC, 5.63%, 08/15/29
(c)
..... 209 199,033
Sunrise FinCo. I BV, 4.88%, 07/15/31
(c)
...... 882 802,060
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (d) (e)
........... EUR 171 150,635
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
................. USD 600 582,000
Univision Communications, Inc.
(c)
6.63% , 06/01/27 ................... 1,729 1,714,698
8.00% , 08/15/28 ................... 1,683 1,688,257
8.50% , 07/31/31 ................... 1,503 1,468,641
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
................. 893 844,030
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
...... 275 239,618
Ziggo BV, 4.88%, 01/15/30
(c)
............ 565 517,561
57,335,487
Metals & Mining — 2.8%
Aris Mining Corp., 8.00%, 10/31/29
(c)
....... 209 211,351
Arsenal AIC Parent LLC
(c)
8.00% , 10/01/30 ................... 580 591,375
11.50% , 10/01/31 .................. 3,728 4,053,940
ATI, Inc.
4.88% , 10/01/29 ................... 225 214,285
7.25% , 08/15/30 ................... 1,106 1,139,999
5.13% , 10/01/31 ................... 934 874,632
Big River Steel LLC, 6.63%, 01/31/29
(c)
..... 2,081 2,083,794
Carpenter Technology Corp., 7.63%, 03/15/30 . 505 520,173
Cleveland-Cliffs, Inc.
(c)
6.88% , 11/01/29 ................... 577 564,628
7.50% , 09/15/31 ................... 234 228,460
7.38% , 05/01/33 ................... 465 446,184
Constellium SE
5.63% , 06/15/28
(c)
.................. 333 322,948
3.75% , 04/15/29
(c)
.................. 1,367 1,238,491
5.38% , 08/15/32
(a)
.................. EUR 100 106,310
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.38% , 08/15/32
(c)
.................. USD 1,798 $ 1,755,747
ERO Copper Corp., 6.50%, 02/15/30
(c)
...... 1,023 993,691
First Quantum Minerals Ltd.
(c)
9.38% , 03/01/29 ................... 2,300 2,420,750
8.00% , 03/01/33 ................... 367 371,587
Kaiser Aluminum Corp.
(c)
4.63% , 03/01/28 ................... 449 426,486
4.50% , 06/01/31 ................... 3,103 2,746,236
New Gold, Inc., 6.88%, 04/01/32
(c)
........ 887 895,847
Novelis Corp.
(c)
3.25% , 11/15/26 ................... 1,432 1,384,373
4.75% , 01/30/30 ................... 349 323,802
3.88% , 08/15/31 ................... 3,004 2,611,698
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(a)
. EUR 500 513,990
Novelis, Inc., 6.88%, 01/30/30
(c)
.......... USD 1,280 1,298,111
28,338,888
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(c)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... 470 446,877
7.75% , 12/01/29 ................... 272 279,964
Ladder Capital Finance Holdings LLLP
4.75% , 06/15/29 ................... 139 132,378
7.00% , 07/15/31 ................... 586 601,459
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 415 425,437
6.00% , 04/15/30 ................... 229 223,773
6.50% , 07/01/30 ................... 604 604,307
6.50% , 10/15/30 ................... 683 676,666
3,390,861
Multi-Utilities — 0.1%
(d)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a) (f)
................. EUR 100 109,737
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... USD 357 357,646
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(a)
...................... GBP 100 130,072
Dominion Energy, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63%, 05/15/55 ............. USD 175 173,771
771,226
Oil, Gas & Consumable Fuels — 7.6%
Aethon United BR LP, 7.50%, 10/01/29
(c)
..... 1,003 1,020,197
Antero Midstream Partners LP, 6.63%, 02/01/32
(c)
704 715,748
Ascent Resources Utica Holdings LLC, 9.00%,
11/01/27
(c)
...................... 413 505,925
Blue Racer Midstream LLC
(c)
7.00% , 07/15/29 ................... 581 593,770
7.25% , 07/15/32 ................... 468 484,149
Buckeye Partners LP
6.88% , 07/01/29
(c)
.................. 253 257,182
6.75% , 02/01/30
(c)
.................. 249 252,214
5.85% , 11/15/43 ................... 237 209,539
5.60% , 10/15/44 ................... 158 135,432
Chord Energy Corp., 6.75%, 03/15/33
(c)
..... 501 498,374
CITGO Petroleum Corp., 8.38%, 01/15/29
(c)
... 1,234 1,255,794
Civitas Resources, Inc.
(c)
8.63% , 11/01/30 ................... 396 408,542
8.75% , 07/01/31 ................... 1,483 1,522,958
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
232 215,986
CNX Resources Corp., 7.25%, 03/01/32
(c)
.... 326 331,500
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 ................... 1,221 1,192,100

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88% , 01/15/30 ................... USD 1,483 $ 1,400,549
CQP Holdco LP, 5.50%, 06/15/31
(c)
........ 2,354 2,258,322
Crescent Energy Finance LLC
(c)
7.63% , 04/01/32 ................... 1,327 1,312,492
7.38% , 01/15/33 ................... 1,568 1,511,896
DT Midstream, Inc., 4.13%, 06/15/29
(c)
...... 666 626,795
Enbridge, Inc.
(d)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ...................... 420 423,813
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ...................... 570 585,186
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(c)
................. 417 443,114
Energy Transfer LP
(d)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ...................... 1,108 1,166,001
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ...................... 805 817,423
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a) (d) (f)
..................... EUR 100 107,049
EQT Corp.
(c)
4.50% , 01/15/29 ................... USD 37 35,834
6.38% , 04/01/29 ................... 832 851,235
7.50% , 06/01/30 ................... 96 103,626
Genesis Energy LP
7.75% , 02/01/28 ................... 453 457,506
8.25% , 01/15/29 ................... 796 821,820
8.88% , 04/15/30 ................... 388 402,951
7.88% , 05/15/32 ................... 1,160 1,168,242
8.00% , 05/15/33 ................... 808 814,288
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(c)
...................... 479 485,372
Harvest Midstream I LP, 7.50%, 05/15/32
(c)
... 282 289,803
Hess Midstream Operations LP, 6.50%,
06/01/29
(c)
...................... 637 649,665
Hilcorp Energy I LP
(c)
6.25% , 11/01/28 ................... 224 223,788
5.75% , 02/01/29 ................... 560 541,048
6.00% , 04/15/30 ................... 49 46,598
8.38% , 11/01/33 ................... 1,622 1,662,185
6.88% , 05/15/34 ................... 1,244 1,169,959
7.25% , 02/15/35 ................... 368 351,439
Howard Midstream Energy Partners LLC, 7.38%,
07/15/32
(c)
...................... 594 608,568
ITT Holdings LLC, 6.50%, 08/01/29
(c)
....... 1,117 1,030,468
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(c)
1,452 1,451,156
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
...... 84 83,125
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(c)
...................... 392 391,277
Matador Resources Co., 6.50%, 04/15/32
(c)
... 736 729,400
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(c)
...................... 248 241,820
Murphy Oil Corp., 5.88%, 12/01/42
(h)
....... 46 39,515
NFE Financing LLC, 12.00%, 11/15/29
(c)
..... 1,452 1,223,986
NGL Energy Operating LLC
(c)
8.13% , 02/15/29 ................... 703 707,912
8.38% , 02/15/32 ................... 3,542 3,549,596
Northern Oil & Gas, Inc.
(c)
8.13% , 03/01/28 ................... 2,443 2,449,296
8.75% , 06/15/31 ................... 498 507,938
Northriver Midstream Finance LP, 6.75%,
07/15/32
(c)
...................... 448 452,178
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Opal Bidco SAS, 5.50%, 03/31/32
(a)
........ EUR 100 $ 108,130
Parkland Corp., 6.63%, 08/15/32
(c)
........ USD 632 631,638
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
.... 428 374,836
Permian Resources Operating LLC
(c)
5.88% , 07/01/29 ................... 775 764,858
7.00% , 01/15/32 ................... 797 815,009
6.25% , 02/01/33 ................... 1,482 1,476,137
Prairie Acquiror LP, 9.00%, 08/01/29
(c)
...... 465 473,318
Rockies Express Pipeline LLC, 4.95%, 07/15/29
(c)
109 104,377
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(c)
...................... 911 937,704
SM Energy Co.
6.50% , 07/15/28 ................... 13 12,911
7.00% , 08/01/32
(c)
.................. 334 327,793
Sunoco LP, 6.25%, 07/01/33
(c)
........... 835 835,874
Tallgrass Energy Partners LP
(c)
5.50% , 01/15/28 ................... 461 448,684
7.38% , 02/15/29 ................... 1,447 1,454,208
6.00% , 12/31/30 ................... 24 22,769
6.00% , 09/01/31 ................... 288 272,262
Talos Production, Inc., 9.38%, 02/01/31
(c)
.... 373 379,513
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(c)
...................... 764 717,320
TransMontaigne Partners LLC, 8.50%, 06/15/30
(c)
163 164,200
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (d)
...... EUR 100 117,885
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(c)
...................... USD 340 314,740
Venture Global LNG, Inc.
(c)
9.50% , 02/01/29 ................... 5,244 5,623,200
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(d) (f)
... 8,971 8,513,379
8.38% , 06/01/31 ................... 2,342 2,375,446
9.88% , 02/01/32 ................... 2,453 2,605,295
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.... 345 337,845
Vital Energy, Inc.
9.75% , 10/15/30 ................... 573 582,804
7.88% , 04/15/32
(c)
.................. 1,837 1,710,098
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(c)
...................... 571 555,110
76,850,987
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(c)
.... 200 188,415
Fedrigoni SpA, 6.13%, 06/15/31
(a)
......... EUR 100 105,490
Magnera Corp., 7.25%, 11/15/31
(c)
........ USD 355 345,277
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(a)
EUR 100 107,049
746,231
Passenger Airlines — 0.3%
American Airlines, Inc., 8.50%, 05/15/29
(c)
.... USD 1,139 1,156,309
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (d)
.. EUR 100 107,724
JetBlue Airways Corp., 9.88%, 09/20/31
(c)
.... USD 599 591,268
OneSky Flight LLC, 8.88%, 12/15/29
(c)
...... 765 773,174
United Airlines, Inc., 4.63%, 04/15/29
(c)
...... 537 508,152
3,136,627
Personal Care Products — 0.2%
Opal Bidco SAS, 6.50%, 03/31/32
(c)
........ 909 909,000
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 974 958,280
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
..... 177 158,747
2,026,027
Pharmaceuticals — 2.0%
1261229 BC Ltd., 10.00%, 04/15/32
(c)
...... 7,749 7,701,441
1375209 BC Ltd., 9.00%, 01/30/28
(c)
....... 710 709,450

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc.
(c)
5.50% , 11/01/25 ................... USD 807 $ 806,193
6.13% , 02/01/27 ................... 2,476 2,510,664
5.75% , 08/15/27 ................... 503 502,120
11.00% , 09/30/28 .................. 3,326 3,168,015
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(c)
715 745,406
Gruenenthal GmbH, 4.63%, 11/15/31
(a)
...... EUR 100 104,488
Nidda Healthcare Holding GmbH
(a)
7.00% , 02/21/30 ................... 145 163,507
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.31% , 10/23/30
(d)
................ 100 108,733
Organon & Co.
(c)
4.13% , 04/30/28 ................... USD 400 373,822
7.88% , 05/15/34 ................... 200 194,135
Rossini SARL
(a)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.23% , 12/31/29
(d)
................ EUR 116 126,058
6.75% , 12/31/29 ................... 100 112,874
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 ................... 100 107,338
7.88% , 09/15/31 ................... 100 127,117
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... USD 1,431 1,383,205
6.75% , 03/01/28 ................... 200 204,702
7.88% , 09/15/29 ................... 771 829,133
8.13% , 09/15/31 ................... 725 807,476
20,785,877
Professional Services — 0.6%
(c)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 668 657,083
CoreLogic, Inc., 4.50%, 05/01/28 ......... 3,253 3,027,788
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 1,385 1,387,289
KBR, Inc., 4.75%, 09/30/28 ............. 400 380,288
Science Applications International Corp., 4.88%,
04/01/28 ....................... 242 231,824
5,684,272
Real Estate Management & Development — 0.4%
ADLER Financing SARL
8.25% , 12/31/28 ................... EUR 162 176,819
10.00% , 12/31/29 .................. 38 42,310
ADLER Real Estate GmbH, 3.00%, 04/27/26
(a)
. 200 211,394
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ USD 570 507,215
7.00% , 04/15/30
(c)
.................. 678 602,717
Aroundtown Finance SARL, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
4.49%), 8.63%
(a) (d) (f)
................ GBP 100 127,528
Aroundtown SA, 0.38%, 04/15/27
(a)
........ EUR 100 101,568
Citycon Treasury BV, 2.38%, 01/15/27
(a)
..... 100 104,948
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(c)
...................... USD 833 884,566
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a) (d) (f)
.......... EUR 100 99,349
Heimstaden Bostad Treasury BV, 1.00%,
04/13/28
(a)
...................... 100 99,232
Howard Hughes Corp. (The)
(c)
4.13% , 02/01/29 ................... USD 469 427,955
4.38% , 02/01/31 ................... 192 170,907
Vivion Investments SARL, 8.25%, (8.25% Cash
or 7.90% PIK), 08/31/28
(a) (e)
........... EUR 126 133,564
3,690,072
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(c)
USD 676 647,725
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 4.75%, 04/15/29
(c)
......... USD 1,070 $ 1,031,511
MKS Instruments, Inc., 1.25%, 06/01/30
(c) (i)
... 1,199 1,078,500
ON Semiconductor Corp., 0.50%, 03/01/29
(i)
.. 676 582,239
2,692,250
Software — 5.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
.. 9,074 8,511,519
Camelot Finance SA, 4.50%, 11/01/26
(c)
..... 454 444,998
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
... 1,993 2,046,239
Central Parent LLC, 8.00%, 06/15/29
(c)
...... 790 693,123
Central Parent, Inc., 7.25%, 06/15/29
(c)
...... 1,308 1,131,917
Clarivate Science Holdings Corp.
(c)
3.88% , 07/01/28 ................... 3,171 2,941,550
4.88% , 07/01/29 ................... 1,985 1,770,592
Cloud Software Group, Inc.
(c)
6.50% , 03/31/29 ................... 5,706 5,546,606
9.00% , 09/30/29 ................... 7,448 7,428,559
8.25% , 06/30/32 ................... 5,846 5,943,804
Elastic NV, 4.13%, 07/15/29
(c)
........... 794 740,407
Ellucian Holdings, Inc., 6.50%, 12/01/29
(c)
.... 1,338 1,315,827
Fair Isaac Corp., 4.00%, 06/15/28
(c)
........ 515 489,681
Helios Software Holdings, Inc.
4.63% , 05/01/28
(c)
.................. 200 179,869
7.88% , 05/01/29
(a)
.................. EUR 100 109,739
8.75% , 05/01/29
(c)
.................. USD 375 373,162
McAfee Corp., 7.38%, 02/15/30
(c)
......... 1,542 1,364,788
SS&C Technologies, Inc., 6.50%, 06/01/32
(c)
.. 1,920 1,940,756
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.29%, 07/31/31
(a) (d)
...... EUR 100 108,265
UKG, Inc., 6.88%, 02/01/31
(c)
............ USD 6,984 7,084,842
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
531 487,124
50,653,367
Specialized REITs — 0.4%
Iron Mountain, Inc.
(c)
5.25% , 07/15/30 ................... 61 58,489
5.63% , 07/15/32 ................... 1,145 1,094,620
6.25% , 01/15/33 ................... 1,325 1,312,230
SBA Communications Corp., 3.13%, 02/01/29 . 1,442 1,316,052
3,781,391
Specialty Retail — 1.7%
Afflelou SAS, 6.00%, 07/25/29
(a)
.......... EUR 101 112,733
Asbury Automotive Group, Inc.
4.75% , 03/01/30 ................... USD 186 173,977
5.00% , 02/15/32
(c)
.................. 101 91,595
Bubbles Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.60%, 09/30/31
(a) (d)
...... EUR 100 108,095
Carvana Co.
(c)(e)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 1,925 2,006,291
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 3,400 3,717,473
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(a)
... GBP 200 263,517
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(c)
. USD 512 527,723
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.91%, 07/15/31
(a) (d)
...... EUR 105 114,195
eG Global Finance plc, 12.00%, 11/30/28
(c)
... USD 1,109 1,227,938
Fressnapf Holding SE, 5.25%, 10/31/31
(a)
.... EUR 100 107,995
Global Auto Holdings Ltd., 11.50%, 08/15/29
(c)
. USD 332 324,430
Group 1 Automotive, Inc., 6.38%, 01/15/30
(c)
.. 346 346,743
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.... 747 698,844
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
. 111 105,924
LCM Investments Holdings II LLC
(c)
4.88% , 05/01/29 ................... 491 460,753
8.25% , 08/01/31 ................... 883 916,453
PetSmart, Inc., 7.75%, 02/15/29
(c)
......... 500 459,190

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Staples, Inc., 10.75%, 09/01/29
(c)
......... USD 579 $ 523,092
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.... 4,935 4,736,379
17,023,340
Technology Hardware, Storage & Peripherals — 0.2%
(c)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ...... 442 458,162
Seagate HDD Cayman, 8.50%, 07/15/31 .... 1,096 1,164,019
Xerox Corp., 10.25%, 10/15/30 .......... 338 334,620
1,956,801
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.13%, 08/15/31
(c)
........... 211 186,070
Hanesbrands, Inc., 9.00%, 02/15/31
(c)
...... 40 42,148
Levi Strauss & Co., 3.50%, 03/01/31
(c)
...... 462 406,495
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 6.54%, 07/01/29
(a) (d)
.. EUR 100 108,462
743,175
Trading Companies & Distributors — 1.3%
(c)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 . USD 484 509,145
Fortress Transportation & Infrastructure Investors
LLC
5.50% , 05/01/28 ................... 715 700,785
7.88% , 12/01/30 ................... 1,690 1,764,970
7.00% , 05/01/31 ................... 2,635 2,677,220
7.00% , 06/15/32 ................... 3,303 3,349,425
5.88% , 04/15/33 ................... 1,182 1,129,234
H&E Equipment Services, Inc., 3.88%, 12/15/28 75 74,758
Herc Holdings, Inc., 6.63%, 06/15/29 ....... 362 363,163
Imola Merger Corp., 4.75%, 05/15/29 ....... 655 622,019
United Rentals North America, Inc., 6.13%,
03/15/34 ....................... 426 426,266
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 444 450,402
6.38% , 03/15/33 ................... 755 758,812
12,826,199
Wireless Telecommunication Services — 0.3%
Connect Finco SARL, 9.00%, 09/15/29
(c)
..... 400 364,692
Eutelsat SA, 2.25%, 07/13/27
(a)
.......... EUR 100 97,587
SoftBank Group Corp.
(a)
2.88% , 01/06/27 ................... 150 158,595
3.88% , 07/06/32 ................... 150 150,030
5.75% , 07/08/32 ................... 207 228,306
Telefonica Europe BV
(a)(d)(f)
(7-Year EUR Swap Annual + 3.35%), 6.14% 200 229,236
(EUAMDB08 + 3.12%), 5.75% ......... 100 112,207
Vmed O2 UK Financing I plc
4.50% , 07/15/31
(a)
.................. GBP 200 220,179
4.75% , 07/15/31
(c)
.................. USD 417 362,148
5.63% , 04/15/32
(a)
.................. EUR 100 107,427
7.75% , 04/15/32
(c)
.................. USD 200 200,482
Vodafone Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(a) (d)
................ GBP 404 557,354
Zegona Finance plc, 6.75%, 07/15/29
(a)
..... EUR 112 127,767
2,916,010
Total Corporate Bonds — 87 .0%
(Cost: $ 885,842,028 ) .............................. 885,599,071
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Diversified Telecommunication Services — 0.1%
Twitter, Inc., 1st Lien Term Loan B3 ,
9.50%
,
02/14/30 ................... USD 1,361 $ 1,395,270
Health Care Technology — 0.6%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 6,409 6,304,854
Media — 0.1%
Getty Images, Inc., 1st Lien Term Loan B1 ,
11.25%
,
02/21/30
(k)
................. 520 516,100
Software — 0.5%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31
(k)
.................. 4,741 4,711,369
Total Fixed Rate Loan Interests — 1 .3%
(Cost: $ 13,039,851 ) ............................... 12,927,593
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(d)
Azorra SOAR Finance Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
10/18/29 ............. 278 278,127
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 328 195,121
Cubic Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 67 39,683
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 90 90,164
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 35 34,590
GOAT Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
01/27/32 ................... 514 510,145
Kaman Corp., 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.50% Floor + 2.75%), 7.03% -
7.07%
,
02/26/32 ................... 1,280 1,262,257
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
0.00%
,
02/26/32 ................... 121 119,081
Signia Aerospace LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
12/11/31 .............. 662 657,305
Signia Aerospace LLC, Delayed Draw 1st Lien
Term Loan , 0.00%
,
12/11/31 ........... 55 54,776
3,241,249
Automobile Components — 0.3%
(d)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
02/06/29 ............. 855 766,593
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
01/28/32 ................... 1,483 1,458,901
Tenneco, Inc., 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
9.17%
,
11/17/28 ................... 85 82,217

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
11/17/28 ................... USD 369 $ 358,583
2,666,294
Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
03/15/30
(d)
............ 1,290 1,283,200
Building Products — 0.1%
(d)
Cornerstone Building Brands, Inc., 1st Lien Term
Loan C , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.82%
,
05/15/31 ........ 134 110,178
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... 697 661,390
771,568
Capital Markets — 0.1%
(d)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 02/18/31
(l)
.............. 756 745,211
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
06/25/31
(k)
........... 32 31,517
776,728
Chemicals — 0.3%
(d)
Aruba Investments Holdings LLC, 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 7.75%), 12.17%
,
11/24/28 ........... 190 179,072
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.04%
,
10/04/29 ............. 1,117 1,104,904
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.35%
,
07/03/28 ............. 898 824,099
Momentive Performance Materials, Inc., 1st Lien
Term Loan , 03/29/28
(l)
................ 256 253,984
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 7.90%
,
12/31/26 .. 328 284,940
2,646,999
Commercial Services & Supplies — 0.2%
(d)
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.17%
,
05/12/28 ............. 657 655,644
ArchKey Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
10/10/31 ............. 186 185,646
ArchKey Holdings, Inc., Delayed Draw 1st Lien
Term Loan , 0.00%
,
10/10/31 ........... 21 21,421
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.42%
,
10/30/28 ................... 841 694,179
Summer BC Bidco B LLC, Facility 1st Lien Term
Loan B1 , (3-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 9.56%
,
02/15/29 ........ 312 310,537
1,867,427
Communications Equipment — 0.0%
CommScope, Inc., 1st Lien Term Loan ,
12/18/29
(d) (l)
....................... 153 151,783
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.79%
,
08/01/30
(d)
....... USD 2,174 $ 2,052,081
Construction Materials — 0.2%
(d)
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
02/10/32 ............. 488 481,941
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.57%
,
10/19/29 ... 1,186 1,148,298
1,630,239
Diversified Consumer Services — 0.2%
(d)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
12/11/28 .............. 397 392,191
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.17%
,
12/10/29 ............. 134 132,635
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
01/30/31 ................... 1,557 1,531,598
2,056,424
Diversified Telecommunication Services — 0.7%
(d)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , (1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
02/02/32 ............. 470 459,058
Frontier Communications Holdings LLC, 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.79%
,
07/01/31 ........ 196 195,021
Level 3 Financing, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.27%
,
03/22/32 ............. 2,909 2,869,903
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.32%
,
06/01/28 ............. 133 132,356
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 462 443,832
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 277 265,814
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 353 301,616
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.68%
,
01/31/29 ........ 200 195,840
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. 2,510 2,330,966
7,194,406
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 5.00%), 9.30%
,
12/21/29
(d)
........... 238 242,976
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
02/13/32
(d)
.................. 281 279,859

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
(d)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94%
,
07/22/30 ............. USD 464 $ 457,334
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
11/13/29 .............. 119 113,871
571,205
Financial Services — 0.1%
(d)
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
15.00%
,
12/09/27 .................. 35 34,137
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
05/19/31 ................... 263 260,481
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.08%
,
04/09/27 ............ 282 267,235
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.31%
,
04/07/28 ............. 364 347,303
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
10/16/31
(k)
............ 299 298,626
1,207,782
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
10/25/27
(d)
.................. 39 38,870
Ground Transportation — 0.0%
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31
(d)
............ 165 163,273
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 1st Lien Term Loan
(d)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 05/10/27 ........... 870 866,075
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.32% , 09/29/28 ........... 487 484,464
1,350,539
Health Care Providers & Services — 0.2%
(d)
LifePoint Health, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.82%
,
05/19/31 ................... 402 386,354
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.05%
,
05/19/31 ............. 592 572,847
Quorum Health Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
6.50%), 10.89%
,
01/31/28 ............. 523 408,505
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.57%
,
11/19/31 ............ 594 586,400
Raven Acquisition Holdings LLC, Delayed Draw
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 0.00%), 0.00%
,
11/19/31 .. 42 41,732
1,995,838
Security
Par (000)
Par (000) Value
Health Care Technology — 0.4%
(d)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/15/29 ............. USD 2,941 $ 2,900,099
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
10/01/27 ............. 800 748,345
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.30%
,
06/02/28 ................... 524 500,235
4,148,679
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 1st Lien Term
Loan B , 11/01/29
(d) (l)
................. 281 276,327
Household Durables — 0.1%
(d)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............. 198 188,626
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.82%
,
12/19/29 ............. 92 92,051
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.44%
,
10/06/28 ............. 259 211,573
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , 0.00%
,
12/19/29 ........... 122 122,735
Tecta America Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
02/18/32 ................... 365 361,898
976,883
Industrial Conglomerates — 0.1%
LSF 12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.25%), 8.57%
,
12/02/31
(d)
.. 611 598,523
Insurance — 0.2%
(d)
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
02/14/31 ............. 282 282,459
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.75%), 9.05%
,
05/06/32 ............ 1,582 1,592,817
1,875,276
IT Services — 0.3%
(d)
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 457 390,664
Fortress Intermediate 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
06/27/31 ............. 291 290,279
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.57%
,
06/17/31 ............. 589 580,938
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
11/17/31 .... 459 455,437
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.39%
,
04/11/29 .............. 1,193 1,024,440
2,741,758

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.2%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30
(d)
.................. USD 1,790 $ 1,707,323
Machinery — 0.2%
(d)
GrafTech Global Enterprises, Inc., Delayed Draw
1st Lien Term Loan , 0.00%
,
12/21/29 ..... 136 138,843
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.78%
,
02/15/29 ........ 2,039 2,027,272
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28 ................... 464 218,729
2,384,844
Media — 0.6%
(d)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.80%
,
08/15/28 ............. 232 207,584
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ 1,191 1,180,822
CSC Holdings LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.82%
,
01/18/28 ................... 490 473,149
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... 467 437,959
DirecTV Financing LLC, 1st Lien Term Loan B ,
02/17/31
(l)
........................ 1,991 1,895,583
Endeavor Operating Co. LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
01/27/32 ............. 1,167 1,164,818
EW Scripps Co. (The), 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.56%), 7.00%
,
05/01/26 ............. 32 31,711
Gray Media, Inc., 1st Lien Term Loan D ,
12/01/28
(l)
........................ 368 336,380
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. 133 128,106
5,856,112
Metals & Mining — 0.0%
Star Holding LLC, 1st Lien Term Loan B ,
07/18/31
(d) (l)
....................... 505 492,377
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
03/03/32
(d)
........... 744 735,679
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 9.30%
,
04/20/28
(d)
............ 278 283,624
Pharmaceuticals — 0.6%
(d)
1261229 BC Ltd., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
10.38%
,
09/25/30 .................. 1,558 1,495,680
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.82%
,
05/04/28 ............ 60 61,264
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.67%
,
02/01/27 ............. USD 3,664 $ 3,658,325
Endo Finance Holdings, Inc., 1st Lien Term Loan ,
04/23/31
(l)
........................ 659 651,877
5,867,146
Professional Services — 0.1%
(d)
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
09/29/31 ............. 881 850,556
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28 ................... 268 262,789
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.29%
,
07/31/30 ............. 270 225,574
1,338,919
Software — 0.9%
(d)
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.80%
,
02/23/32 ............. 371 378,409
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
07/30/31 ............. 1,051 1,030,983
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.04%
,
07/02/32 ............. 544 522,240
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
03/21/31 ............. 1,525 1,509,060
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.83%
,
03/30/29 ... 376 371,983
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.17%
,
10/09/28 ................... 256 252,180
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.42%
,
10/10/29 .................. 712 676,626
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.29%
,
12/09/31
(k)
............ 419 414,119
Delta Topco, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
9.57%
,
12/24/30 ................... 145 144,683
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.07%
,
11/15/32 .............. 1,804 1,828,047
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.57% , 05/03/28 ........... 905 855,429
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57% , 12/31/31 ........... 612 560,023
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
08/31/28 ................... 312 310,972
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.08%
,
04/24/28 ................... 419 418,535
Sabre GLBL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.67%
,
06/30/28 ................... 16 15,572

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... USD 40 $ 38,728
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 220 214,697
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 23 22,219
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 56 54,517
9,619,022
Specialty Retail — 0.1%
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/11/28
(d)
.................. 659 646,996
Trading Companies & Distributors — 0.1%
(d)
Foundation Building Materials, Inc., 1st Lien
Term Loan
01/31/28
(l)
....................... 55 51,923
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.32% , 01/29/31 ........... 1,095 993,148
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
06/17/31 ................... 136 134,690
1,179,761
Transportation Infrastructure — 0.1%
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
09/23/31
(d)
.................. 604 598,827
Wireless Telecommunication Services — 0.1%
(d)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 6.65%), 11.04% 05/25/27 ............ 1,266 1,236,682
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.17%
,
09/25/31
(k)
............ 310 309,225
1,545,907
Total Floating Rate Loan Interests — 7 .4%
(Cost: $ 76,185,271 ) ............................... 75,062,723
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S , (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%), 2.50%
,
02/18/3021
(a) (d)
..................... GBP 100 93,647
France — 0.1%
Electricite de France SA
(a)(d)(f)
(13-Year GBP Swap Semi + 4.23%), 6.00% 400 515,525
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ........................ EUR 200 217,882
733,407
Ireland — 0.0%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(a) (d) (f)
................. 200 217,337
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 1,024,402 ) ............................... 1,044,391
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 1.0%
Aerospace & Defense — 0.2%
Boeing Co. (The) , 6.00% , 10/15/27
(i)
........ USD 38 $ 2,268,275
Banks — 0.1%
PNC Financial Services Group, Inc. (The)
(d)(f)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ........................ 393 398,461
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ........................ 606 609,103
1,007,564
Electric Utilities — 0.3%
(d)(f)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ........................ 1,426 1,364,761
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ........................ 326 294,521
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
.................. 1,291 1,421,409
3,080,691
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c) (d) (f)
....................... 2,022 2,047,473
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(d) (f)
........... 852 850,996
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(i)
.. 17 850,577
Total Capital Trusts — 1 .0%
(Cost: $ 9,842,733 ) ............................... 10,105,576
Shares
Shares
Preferred Stocks — 0.3%
Commercial Services & Supplies — 0.0%
(b)
Veritas Newco ....................... 1,012 23,287
Veritas Newco, Series G-1 ............... 699 16,074
39,361
Professional Services — 0.3%
Alliant Cali, Inc. , (Acquired 09/25/24 , cost
$ 3,119,495 ) , 10.00%
(k) (m)
.............. 3,167 3,279,186
Total Preferred Stocks — 0 .3%
(Cost: $ 3,153,722 ) ............................... 3,318,547
Total Preferred Securities — 1 .3%
(Cost: $ 12,996,455 ) ............................... 13,424,123
Total Long-Term Investments — 97.5%
(Cost: $ 994,273,010 ) .............................. 992,499,038

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22%
(n) (o)
................... 28,037,748 $ 28,037,748
Total Short-Term Securities — 2 .8%
(Cost: $ 28,037,748 ) ............................... 28,037,748
Total Investments — 100 .3%
(Cost: $ 1,022,310,758 ) ............................ 1,020,536,786
Liabilities in Excess of Other Assets — (0.3) % ............. (3,131,675)
Net Assets — 100.0% ...............................
$ 1,017,405,111
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Perpetual security with no stated maturity date.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Convertible security.
(j)
Zero-coupon bond.
(k)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,279,186, representing 0.32% of its net assets as of period end, and an original cost of $3,119,495.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 9,317,735 $ 18,720,013
(a)
$ — $ — $ — $ 28,037,748 28,037,748 $ 143,398 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 95 06/30/25 $ 10,286 $ 112,663
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 50,442 EUR 46,000 Credit Agricole Corporate & Investment Bank SA 06/18/25 $ 484
USD 14,765,316 EUR 13,467,003 State Street Bank and Trust Co. 06/18/25 139,661
USD 9,452,233 EUR 8,611,997 Toronto Dominion Bank 06/18/25 99,291
USD 5,019,218 GBP 3,884,000 HSBC Bank plc 06/18/25 2,426
$ 241,862
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 31,630 $ 1,683,583 $ 1,868,074 $ (184,491)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Forvia SE ........... 5 .00 % Quarterly Barclays Bank plc 06/20/29 BB- EUR 49 $ 3,354 $ 5,477 $ (2,123)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 40 2,738 3,959 (1,221)
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 CC EUR 63 (13,027) (11,442) (1,585)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 57 3,177 3,893 (716)
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 23 (1,515) (1,763) 248
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 23 (1,515) (1,596) 81
$ (6,788) $ (1,472) $ (5,316)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/25 USD 21,000 $ 235,190 $ (28,843) $ 264,033
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/25 USD 10,000 (109,877) (22,853) (87,024)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 09/20/25 USD 22,001 269,395 (48,569) 317,964
$ 394,708 $ (100,265) $ 494,973
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 81,846 $ — $ 81,846
Common Stocks ......................................... 4,359,291 — — 4,359,291
Corporate Bonds ........................................ — 885,599,071 — 885,599,071
Fixed Rate Loan Interests
Diversified Telecommunication Services ........................ — 1,395,270 — 1,395,270
Health Care Technology .................................. — 6,304,854 — 6,304,854
Media ............................................... — — 516,100 516,100
Software ............................................. — — 4,711,369 4,711,369
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,241,249 — 3,241,249
Automobile Components .................................. — 2,666,294 — 2,666,294

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

Level 1 Level 2 Level 3 Total
Broadline Retail ........................................ $ — $ 1,283,200 $ — $ 1,283,200
Building Products ....................................... — 771,568 — 771,568
Capital Markets ........................................ — 745,211 31,517 776,728
Chemicals ............................................ — 2,646,999 — 2,646,999
Commercial Services & Supplies ............................. — 1,867,427 — 1,867,427
Communications Equipment ................................ — 151,783 — 151,783
Construction & Engineering ................................ — 2,052,081 — 2,052,081
Construction Materials .................................... — 1,630,239 — 1,630,239
Diversified Consumer Services .............................. — 2,056,424 — 2,056,424
Diversified Telecommunication Services ........................ — 7,194,406 — 7,194,406
Electrical Equipment ..................................... — 242,976 — 242,976
Energy Equipment & Services .............................. — 279,859 — 279,859
Entertainment ......................................... — 571,205 — 571,205
Financial Services ...................................... — 909,156 298,626 1,207,782
Food Products ......................................... — 38,870 — 38,870
Ground Transportation ................................... — 163,273 — 163,273
Health Care Equipment & Supplies ........................... — 1,350,539 — 1,350,539
Health Care Providers & Services ............................ — 1,995,838 — 1,995,838
Health Care Technology .................................. — 4,148,679 — 4,148,679
Hotels, Restaurants & Leisure .............................. — 276,327 — 276,327
Household Durables ..................................... — 976,883 — 976,883
Industrial Conglomerates .................................. — 598,523 — 598,523
Insurance ............................................ — 1,875,276 — 1,875,276
IT Services ........................................... — 2,741,758 — 2,741,758
Life Sciences Tools & Services .............................. — 1,707,323 — 1,707,323
Machinery ............................................ — 2,384,844 — 2,384,844
Media ............................................... — 5,856,112 — 5,856,112
Metals & Mining ........................................ — 492,377 — 492,377
Multi-Utilities .......................................... — 735,679 — 735,679
Passenger Airlines ...................................... — 283,624 — 283,624
Pharmaceuticals ....................................... — 5,867,146 — 5,867,146
Professional Services .................................... — 1,338,919 — 1,338,919
Software ............................................. — 9,204,903 414,119 9,619,022
Specialty Retail ........................................ — 646,996 — 646,996
Trading Companies & Distributors ............................ — 1,179,761 — 1,179,761
Transportation Infrastructure ............................... — 598,827 — 598,827
Wireless Telecommunication Services ......................... — 1,236,682 309,225 1,545,907
Foreign Agency Obligations ................................. — 1,044,391 — 1,044,391
Preferred Securities
Aerospace & Defense .................................... 2,268,275 — — 2,268,275
Banks ............................................... — 1,007,564 — 1,007,564
Commercial Services & Supplies ............................. — 39,361 — 39,361
Electric Utilities ........................................ — 3,080,691 — 3,080,691
Independent Power and Renewable Electricity Producers ............ — 2,047,473 — 2,047,473
Oil, Gas & Consumable Fuels ............................... — 850,996 — 850,996
Professional Services .................................... — — 3,279,186 3,279,186
Semiconductors & Semiconductor Equipment .................... 850,577 — — 850,577
Short-Term Securities
Money Market Funds ...................................... 28,037,748 — — 28,037,748
$ 35,515,891 $ 975,460,753 $ 9,560,142 $ 1,020,536,786
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 329 $ — $ 329
Foreign currency exchange contracts ............................ — 241,862 — 241,862
Interest rate contracts ....................................... 112,663 581,997 — 694,660
Liabilities
Credit contracts ........................................... — (190,136) — (190,136)
Interest rate contracts ....................................... — (87,024) — (87,024)
$ 112,663 $ 547,028 $ — $ 659,691
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield V.I. Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 .................................................... $ 13,978 $ 7,355,000 $ 1,146,402 $ 3,152,413 $ 11,667,793
Transfers into Level 3 .................................................................. — — 647,975 — 647,975
Transfers out of Level 3 ................................................................. (13,978) — (420,198) (20,250) (454,426)
Accrued discounts/premiums .............................................................. — 1,849 (13) — 1,836
Net realized gain ..................................................................... — — 828 — 828
Net change in unrealized appreciation (depreciation)
(a)
............................................. — 10,779 (22,020) 147,023 135,782
Purchases .......................................................................... — 841,401 (32,672) — 808,729
Sales ............................................................................. — (2,981,560) (266,815) — (3,248,375)
Closing balance, as of March 31, 2025 .......................................................
$ — $ 5,227,469 $ 1,053,487 $ 3,279,186 $ 9,560,142
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025
(a)
.................
$ — $ 10,778 $ (20,045) $ 147,023 $ 137,756
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate